                    [Van Kampen Investments Inc. Letterhead]


                                                                         497(j)

                               February 10, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:  Van Kampen Pennsylvania Tax Free Income Fund
        Rule 497(j) Filing (File Nos. 33-11384 and 811-4983)

Ladies and Gentlemen:

        Van Kampen Pennsylvania Tax Free Income Fund (the "Registrant"), filed via EDGAR on January 28, 1999, a copy of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.

        In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the prospectus contained in the Registration Statement does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.

        The Statement of Additional Information contained in the Registration Statement was filed pursuant to Rule 497(c) of the Securities Act on January 29, 1999.

        Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (630) 684-6774.


                                Very truly yours,

                                /s/ Nicholas Dalmaso

                                Nicholas Dalmaso
                                Assistant Secretary